Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LKCM FUNDS
LKCM Small
Cap
Equity Fund
LKCM
Small-Mid
Cap Equity Fund
LKCM Equity Fund
LKCM Balanced Fund
LKCM Fixed Income Fund
LKCM International Equity Fund
Supplement dated September 8, 2021
To the Prospectus and Summary Prospectuses dated May 1, 2021, as previously amended or supplemented
Effective August 31, 2021, Steven R. Purvis, CFA, retired from his position as a portfolio manager for the LKCM Small Cap Equity Fund (“Small Cap Fund”) and the LKCM
Small-Mid
Cap Equity Fund (“Smid Cap Fund”), and an additional portfolio manager was appointed for each of the Small Cap Fund and the Smid Cap Fund. Accordingly, effective as of September 1, 2021, all references to Mr. Purvis in the Prospectus for the Small Cap Fund, Smid Cap Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, and LKCM International Equity Fund (collectively, the “Funds”), and in the Summary Prospectuses for the Small Cap Fund and the Smid Cap Fund, are deleted. In addition, to reflect this and certain other matters, effective as of September 1, 2021, the following changes are made to the Prospectus and Summary Prospectuses, as applicable, of the Funds:
1.    On page 1 of the Prospectus and page 2 of the Summary Prospectus for the Small Cap Fund, the third sentence of the first paragraph under the heading “Summary Section–LKCM Small Cap Equity Fund–Principal Investment Strategies” is hereby deleted and replaced with the following:
Smaller companies are those with market capitalizations at the time of investment between $1.2 billion and $7 billion.
3.    On page 5 of the Prospectus and page 2 of the Summary Prospectus for the Smid Cap Fund, the third sentence of the first paragraph under the heading “Summary Section–LKCM
Small-Mid
Cap Equity Fund–Principal Investment Strategies” is hereby deleted and replaced with the following:
Small-mid
capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion.

LKCM Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LKCM FUNDS
LKCM Small
Cap
Equity Fund
Supplement dated September 8, 2021
To the Prospectus and Summary Prospectuses dated May 1, 2021, as previously amended or supplemented
Effective August 31, 2021, Steven R. Purvis, CFA, retired from his position as a portfolio manager for the LKCM Small Cap Equity Fund (“Small Cap Fund”) and the LKCM
Small-Mid
Cap Equity Fund (“Smid Cap Fund”), and an additional portfolio manager was appointed for each of the Small Cap Fund and the Smid Cap Fund. Accordingly, effective as of September 1, 2021, all references to Mr. Purvis in the Prospectus for the Small Cap Fund, Smid Cap Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, and LKCM International Equity Fund (collectively, the “Funds”), and in the Summary Prospectuses for the Small Cap Fund and the Smid Cap Fund, are deleted. In addition, to reflect this and certain other matters, effective as of September 1, 2021, the following changes are made to the Prospectus and Summary Prospectuses, as applicable, of the Funds:
1.    On page 1 of the Prospectus and page 2 of the Summary Prospectus for the Small Cap Fund, the third sentence of the first paragraph under the heading “Summary Section–LKCM Small Cap Equity Fund–Principal Investment Strategies” is hereby deleted and replaced with the following:
Smaller companies are those with market capitalizations at the time of investment between $1.2 billion and $7 billion.

LKCM Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LKCM FUNDS
LKCM
Small-Mid
Cap Equity Fund
Supplement dated September 8, 2021
To the Prospectus and Summary Prospectuses dated May 1, 2021, as previously amended or supplemented
Effective August 31, 2021, Steven R. Purvis, CFA, retired from his position as a portfolio manager for the LKCM Small Cap Equity Fund (“Small Cap Fund”) and the LKCM
Small-Mid
Cap Equity Fund (“Smid Cap Fund”), and an additional portfolio manager was appointed for each of the Small Cap Fund and the Smid Cap Fund. Accordingly, effective as of September 1, 2021, all references to Mr. Purvis in the Prospectus for the Small Cap Fund, Smid Cap Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, and LKCM International Equity Fund (collectively, the “Funds”), and in the Summary Prospectuses for the Small Cap Fund and the Smid Cap Fund, are deleted. In addition, to reflect this and certain other matters, effective as of September 1, 2021, the following changes are made to the Prospectus and Summary Prospectuses, as applicable, of the Funds:
3.    On page 5 of the Prospectus and page 2 of the Summary Prospectus for the Smid Cap Fund, the third sentence of the first paragraph under the heading “Summary Section–LKCM
Small-Mid
Cap Equity Fund–Principal Investment Strategies” is hereby deleted and replaced with the following:
Small-mid
capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion.